Average Annual Total Returns - LVIP SSGA International Index Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	7.85%	7.34%	5.20%	7.58%	7.07%	4.93%	7.82%	7.45%	5.51%